Goodwill (Details) - 12 months ended Dec. 31, 2017 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Changes in the carrying value of goodwill
Goodwill, beginning of the period		¥ 4,223
Impairment losses		0
Goodwill, end of the period	$ 649	¥ 4,223